Condensed consolidated statement of profit or loss - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Continuing operations
Interest income using effective interest rate method	€ 9,313	€ 10,935
Other interest income	1,368	1,026
Total interest income	10,680	11,962
Interest expense using effective interest rate method	(2,534)	(4,160)
Other interest expense	(1,125)	(925)
Total interest expense	(3,659)	(5,085)
Net interest income	7,021	6,877
Net fee and commission income	1,710	1,506
Valuation results and net trading income	1,212	(4)
Investment income	49	40
Other income	184	269
Total income	10,175	8,688
Addition to loan loss provisions	131	1,998
Staff expenses	2,938	2,923
Other operating expenses	2,621	2,703
Total expenses	5,691	7,623
Result before tax from continuing operations	4,484	1,065
Taxation	1,265	438
Net result from continuing operations	3,219	626
Net result (before non-controlling interests)	3,219	626
Net result attributable to Non-controlling interests	59	36
Net result attributable to shareholders of the parent	€ 3,161	€ 591
Earnings per ordinary share
Basic earnings per ordinary share	€ 0.81	€ 0.15
Diluted earnings per ordinary share	0.81	0.15
Earnings per ordinary share from continuing operations
Basic earnings per ordinary share from continuing operations	0.81	0.15
Diluted earnings per ordinary share from continuing operations	€ 0.81	€ 0.15